SHARE-BASED COMPENSATION (Summary Of Nonvested Restricted Shares Activity) (Details) - Nonvested restricted shares [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares) | shares	15,935,208
Granted (in shares) | shares	1,475,608
Vested (in shares) | shares	(5,182,140)
Forfeited (in shares) | shares	(1,425,993)
Outstanding at the end of the period (in shares) | shares	10,802,683
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 1.00
Granted (in dollars per share) | $ / shares	0.53
Vested (in dollars per share) | $ / shares	1.01
Forfeited (in dollars per share) | $ / shares	0.9
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.95